LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Schedule of components of loans

	At December 31,
	2015	2014
Real estate loans:
One-to-four family	$110,792,710	$117,591,822
Multi-family	41,182,067	41,391,862
Commercial	153,634,426	129,415,314
Construction and land	13,588,626	28,590,745
	319,197,829	316,989,743

Commercial business	89,743,511	73,984,867

Consumer:
Home equity	13,656,008	13,523,985
Automobile and other	3,523,696	1,772,431
	17,179,704	15,296,416

Total gross loans	426,121,044	406,271,026
Deferred loan origination costs, net	228,764	194,820
Allowance for loan losses	(5,886,225)	(5,561,442)

Loans, net	$420,463,583	$400,904,404

Schedule of past-due loans

December 31, 2015

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$331,479	$259,240	$33,839	$624,558	$110,168,152	$110,792,710	$-
Multi-family	-	-	-	-	41,182,067	41,182,067	-
Commercial	-	-	111,706	111,706	153,522,720	153,634,426	-
Construction and land	-	-	-	-	13,588,626	13,588,626	-
	331,479	259,240	145,545	736,264	318,461,565	319,197,829	-

Commercial business	-	-	87,254	87,254	89,656,257	89,743,511	-

Consumer:
Home equity	57,625	-	89,407	147,032	13,508,976	13,656,008	-
Automobile and other	500	-	-	500	3,523,196	3,523,696	-
	58,125	-	89,407	147,532	17,032,172	17,179,704	-

Total	$389,604	$259,240	$322,206	$971,050	$425,149,994	$426,121,044	$-

December 31, 2014

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$843,185	$166,965	$408,228	$1,418,378	$116,173,444	$117,591,822	$-
Multi-family	-	-	-	-	41,391,862	41,391,862	-
Commercial	100,220	-	29,810	130,030	129,285,284	129,415,314	-
Construction and land	-	-	-	-	28,590,745	28,590,745	-
	943,405	166,965	438,038	1,548,408	315,441,335	316,989,743	-

Commercial business	-	25,095	-	25,095	73,959,772	73,984,867	-

Consumer:
Home equity	41,930	-	48,088	90,018	13,433,967	13,523,985	-
Automobile and other	-	-	-	-	1,772,431	1,772,431	-
	41,930	-	48,088	90,018	15,206,398	15,296,416	-

Total	$985,335	$192,060	$486,126	$1,663,521	$404,607,505	$406,271,026	$-

Schedule of non-accrual loans

	At December 31,
	2015	2014
Real estate loans:
One-to-four family	$601,833	$589,170
Multi-family	995,659	1,340,779
Commercial	1,245,023	1,242,009
Construction and land	-	1,431,619
	2,842,515	4,603,577

Commercial business	263,233	25,095

Consumer:
Home equity	124,627	48,088
Automobile and other	8,558	-
	133,185	48,088

Total non-accrual loans	$3,238,933	$4,676,760

Schedule of activity in the allowance for loan losses

Year ended December 31, 2015

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,119,762	$(25,258)	$21,576	$23,650	$1,139,730
Multi-family	436,833	-	11,753	25,782	474,368
Commercial	1,650,290	(79,248)	11,923	401,123	1,984,088
Construction and land	1,194,917	-	811,350	(1,508,275)	497,992
	4,401,802	(104,506)	856,602	(1,057,720)	4,096,178

Commercial business	951,215	-	73,761	409,711	1,434,687

Consumer
Home equity	198,150	-	-	81,520	279,670
Automobile and other	10,275	(1,900)	826	66,489	75,690
	208,425	(1,900)	826	148,009	355,360

Total	$5,561,442	$(106,406)	$931,189	$(500,000)	$5,886,225

Year ended December 31, 2014

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,424,663	$(263,258)	$466,287	$(507,930)	$1,119,762
Multi-family	661,358	-	-	(224,525)	436,833
Commercial	1,454,455	(1,876)	-	197,711	1,650,290
Construction and land	668,085	-	230,000	296,832	1,194,917
	4,208,561	(265,134)	696,287	(237,912)	4,401,802

Commercial business	1,219,080	(190,255)	13,048	(90,658)	951,215

Consumer
Home equity	116,478	(43,519)	9,402	115,789	198,150
Automobile and other	46,549	-	945	(37,219)	10,275
	163,027	(43,519)	10,347	78,570	208,425

Total	$5,590,668	$(498,908)	$719,682	$(250,000)	$5,561,442

Schedule of allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively
December 31, 2015

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$116,724	$1,023,006	$1,139,730	$905,974	$109,886,736	$110,792,710
Multi-family	-	474,368	474,368	995,659	40,186,408	41,182,067
Commercial	183,966	1,800,122	1,984,088	2,735,652	150,898,774	153,634,426
Construction and land	-	497,992	497,992	186,888	13,401,738	13,588,626
	300,690	3,795,488	4,096,178	4,824,173	314,373,656	319,197,829

Commercial business	259,787	1,174,900	1,434,687	586,103	89,157,408	89,743,511

Consumer:
Home equity	49,782	229,888	279,670	141,649	13,514,359	13,656,008
Automobile and other	-	75,690	75,690	8,558	3,515,138	3,523,696
	49,782	305,578	355,360	150,207	17,029,497	17,179,704

Total	$610,259	$5,275,966	$5,886,225	$5,560,483	$420,560,561	$426,121,044

December 31, 2014

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$91,688	$1,028,074	$1,119,762	$1,266,717	$116,325,105	$117,591,822
Multi-family	-	436,833	436,833	1,340,779	40,051,083	41,391,862
Commercial	155,863	1,494,427	1,650,290	2,267,362	127,147,952	129,415,314
Construction and land	-	1,194,917	1,194,917	1,639,030	26,951,715	28,590,745
	247,551	4,154,251	4,401,802	6,513,888	310,475,855	316,989,743

Commercial business	115,446	835,769	951,215	140,541	73,844,326	73,984,867

Consumer:
Home equity	9,902	188,248	198,150	65,452	13,458,533	13,523,985
Automobile and other	-	10,275	10,275	-	1,772,431	1,772,431
	9,902	198,523	208,425	65,452	15,230,964	15,296,416

Total	$372,899	$5,188,543	$5,561,442	$6,719,881	$399,551,145	$406,271,026

Schedule of credit quality indicators

December 31, 2015

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$109,161,526	$772,127	$859,057	$-	$110,792,710
Multi-family	37,571,827	2,614,581	995,659	-	41,182,067
Commercial	143,837,755	5,295,878	4,500,793	-	153,634,426
Construction and land	13,143,977	-	444,649	-	13,588,626
	303,715,085	8,682,586	6,800,158	-	319,197,829

Commercial business	85,604,981	3,323,003	815,527	-	89,743,511

Consumer:
Home equity	13,504,552	-	68,241	83,215	13,656,008
Automobile and other	3,510,289	-	4,849	8,558	3,523,696
	17,014,841	-	73,090	91,773	17,179,704

Total	$406,334,907	$12,005,589	$7,688,775	$91,773	$426,121,044

December 31, 2014

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$116,218,120	$280,067	$936,372	$157,263	$117,591,822
Multi-family	37,340,022	2,711,061	1,340,779	-	41,391,862
Commercial	113,447,231	12,016,499	3,951,584	-	129,415,314
Construction and land	26,892,171	-	1,698,574	-	28,590,745
	293,897,544	15,007,627	7,927,309	157,263	316,989,743

Commercial business	73,372,401	471,925	140,541	-	73,984,867

Consumer:
Home equity	13,444,685	-	79,300	-	13,523,985
Automobile and other	1,772,431	-	-	-	1,772,431
	15,217,116	-	79,300	-	15,296,416

Total	$382,487,061	$15,479,552	$8,147,150	$157,263	$406,271,026

Schedule of impaired loans

	As of December 31, 2015			As of December 31, 2014

	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$648,750	$648,750	$-	$551,510	$467,191	$-
Multi-family	1,478,137	995,659	-	1,823,257	1,340,779	-
Commercial	2,246,797	2,193,291	-	768,533	768,533	-
Construction and land	186,888	186,888	-	3,412,264	1,639,030	-
	4,560,572	4,024,588	-	6,555,564	4,215,533	-

Commercial business	87,254	87,254	-	215,350	25,095	-

Consumer:
Home equity	52,242	52,242	-	55,550	55,550	-
Automobile and other	8,558	8,558	-	-	-	-
	60,800	60,800	-	55,550	55,550	-
Subtotal	$4,708,626	$4,172,642	$-	$6,826,464	$4,296,178	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$257,224	$257,224	$116,724	$851,010	$799,526	$91,688
Commercial	685,759	542,361	183,966	1,691,064	1,498,829	155,863
	942,983	799,585	300,690	2,542,074	2,298,355	247,551

Commercial business	498,849	498,849	259,787	115,446	115,446	115,446

Consumer:
Home equity	89,407	89,407	49,782	9,902	9,902	9,902
Subtotal	1,531,239	1,387,841	610,259	2,667,422	2,423,703	372,899
Total	$6,239,865	$5,560,483	$610,259	$9,493,886	$6,719,881	$372,899

	For the year ended December 31, 2015			For the year ended December 31, 2014

	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$710,678	$2,200	$-	$633,963	$2,306	$-
Multi-family	1,123,043	30	-	1,309,419	30	-
Commercial	1,417,242	26,003	-	853,898	7,709	-
Construction and land	745,332	2,144	-	1,183,097	2,376	-
	3,996,295	30,377	-	3,980,377	12,421	-

Commercial business	22,470	389	-	345,137	-	-

Consumer:
Home equity	53,926	1,096	-	106,734	1,101	-
Automobile and other	1,712	-	-	-	-	-
	55,638	1,096	-	106,734	1,101	-
Subtotal	$4,074,403	$31,862	$-	$4,432,248	$13,522	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$481,678	$8,968	$-	$667,999	$11,874	$-
Multi-family	-	-	-	414,443	-	-
Commercial	933,199	8,823	-	1,367,490	18,584	-
Construction and land	-	2,430	-	53,062	2,430	-
	1,414,877	20,221	-	2,502,994	32,888	-

Commercial business	305,930	11,498	-	121,785	8,577	-

Consumer:
Home equity	58,779	68	-	2,475	-	-
Automobile and other	394	-	-	-	-	-
	59,173	68	-	2,475	-	-
Subtotal	1,779,980	31,787	-	2,627,254	41,465	-
Total	$5,854,383	$63,649	$-	$7,059,502	$54,987	$-

Schedule of loans by class that were modified as troubled debt restructurings
Year ended December 31, 2015

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Commercial	2	$1,000,116	$1,000,116

Commercial business	1	162,167	$162,167

Consumer:
Home equity	1	35,221	35,221

Total	4	$1,197,504	$1,197,504

Year ended December 31, 2014

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$504,465	$504,465
Construction and land	1	985,787	985,787

Total	3	$1,490,252	$1,490,252

Schedule of summary of changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
	Year Ended
	December 31,
	2015	2014
Balance, beginning of year	$11,845,673	$7,932,877
Additions	1,219,504	7,066,199
Repayments	(1,231,984)	(3,050,455)
Change in status of borrower	-	(102,948)

Balance, end of year	$11,833,193	$11,845,673